4. FAIR VALUE	12 Months Ended
Dec. 31, 2019
Notes
4. FAIR VALUE

4.FAIR VALUE

FASB ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date The following fair value hierarchy is used in selecting inputs used to determine the fair value of an asset or liability, with the highest priority given to Level 1, as these are the most transparent or reliable. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Level 1 -Quoted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3 -Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

The Company is responsible for the valuation process and as part of this process may use data from outside sources in establishing fair value. The Company performs due diligence to understand the inputs or how the data was calculated or derived. The Company employs a market approach in the valuation of its obligations of states, political subdivisions and municipal revenue bonds that are available-for-sale. These investments are valued on the basis of current market quotations provided by independent pricing services selected by Management based on the advice of an investment manager. To determine the value of a particular investment, these independent pricing services may use certain information with respect to market transactions in such investment or comparable investments, various relationships observed in the market between investments, quotations from dealers, and pricing metrics and calculated yield measures based on valuation methodologies commonly employed in the market for such investments. Quoted prices are subject to our internal price verification procedures. The fair values of common stocks and mutual funds are based on unadjusted quoted market prices in active markets. We validate prices received using a variety of methods, including, but not limited to comparison to other pricing services or corroboration of pricing by reference to independent market data such as a secondary broker. There was no change in this methodology during any period reported.

Assets measured at fair value as of December 31, 2019 and 2018 are available-for-sale investment securities which are summarized below:

	Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2019	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$445,325	$445,325	$--	$--
Obligations of states and political subdivisions	204,012,195	--	204,012,195	--
Available-for-sale investment securities	$204,457,520	$445,325	$204,012,195	$--

	Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$311,442	$311,442	$--	$--
Obligations of states and political subdivisions	211,888,274	--	211,888,274	--
Available-for-sale investment securities	$212,199,716	$311,442	$211,888,274	$--